Related Party Transactions - Summary of Significant Transactions between the Company and Other Related Parties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Net revenue from sale of goods	$ 8,980.4	$ 8,496.1	$ 5,929.1
Receivables from related parties	584.4	1,184.1		$ 19.1
Payables to related parties	1,376.5	1,656.4
Other receivables from related parties	65.0	171.1		$ 2.1
Global Unichip Corporation [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	481.9	1,022.9
Xintec Inc. [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	102.5	161.2
Payables to related parties	649.8	817.9
Systems on Silicon Manufacturing Company Pte Ltd. [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	362.6	407.0
Other receivables from related parties	53.8	83.1
Vanguard International Semiconductor Corporation [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	357.1	410.0
Other receivables from related parties	10.4	78.2
Associates [member]
Disclosure of transactions between related parties [line items]
Net revenue from sale of goods	8,980.1	8,496.0	5,929.1
Net revenue from royalties	362.3	482.5	516.7
Related Party Categories	8,809.5	9,904.6	10,108.2
Manufacturing expenses	2,974.6	2,196.1	1,389.2
Research and development expenses	83.1	69.8	161.7
Other related parties [member]
Disclosure of transactions between related parties [line items]
Net revenue from sale of goods	0.3	0.1
General and administrative expenses	120.8	101.5	$ 60.0
Other associates [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	7.0	21.5
Other receivables from related parties	$ 0.8	$ 9.8